Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2021
Redeemable non-controlling interests
Redeemable non-controlling interests

21.  Redeemable non-controlling interests

Investment in XPT Auto

XPT Auto, the Group’s wholly owned subsidiary had its redeemable preferred share (“XPT Auto PS”) financing of RMB1,269,900 to certain third party strategic investors in the second quarter of 2018. These third party strategic investors’ contributions in XPT Auto were accounted for as the Group’s redeemable non-controlling interests and were classified as mezzanine equity. Pursuant to XPT Auto’s share purchase agreement, the XPT Auto PS issued to third party strategic investors have the same rights as the existing ordinary shareholder of XPT Auto except that they have following privileges:

Redemption

The holders of XPT Auto PS have the option to request XPT Auto to redeem those shares under certain circumstance: (1) a qualified initial public offering of XPT Auto has not occurred by the fifth anniversary after the issuance of XPT Auto PS; (2) XPT Auto doesn’t meet its performance target (revenue and net profit) for each of the year during FY2019 and FY2023; or (3) a deadlock event lasts for 60 working days and cannot be resolved.

The redemption price should be equal to the original issue price plus simple interest on the original issue price at the rate of 10% per annum minus the dividends paid up to the date of redemption.

Liquidation

In the event of any liquidation, the holders of XPT Auto PS have preference over holders of ordinary shares. On a return of capital on liquidation, XPT Auto’s assets available for distribution among the investors shall first be paid to XPT Auto PS investors at the amount equal to the original issue price plus simple interest on the original issue price at the rate of 10% per annum minus the dividends paid up to the date of liquidation. The remaining assets of XPT Auto shall all be distributed to its ordinary shareholders.

The Company recognized accretion to the respective redemption value of the XPT Auto PS as a reduction of additional paid in capital over the period starting from issuance date. For the years ended December 31, 2019, 2020 and 2021, the Company recorded RMB126,590, RMB104,270 and nil, respectively, of accretion on redeemable non-controlling interests to redemption value.

In November 2020, the Company, through its wholly owned subsidiary, purchased all the equity interests in XPT Auto held by its minority shareholders with a cash consideration of RMB1.6 billion, which equaled the redemption price. As a result, the Company indirectly wholly owned XPT Auto thereafter. The Company accounted for such transaction as an equity transaction. The equity interests held by the minority shareholders, which were recorded as redeemable non-controlling interests with the carrying value of RMB1.6 billion, were derecognized accordingly.

Investment in NIO China

On April 29, 2020, the Company entered into definitive agreements, as amended and supplemented in May and June 2020, for investments in NIO China, with a group of investors (collectively, the “Strategic Investors”), pursuant to which, the Strategic Investors agreed to invest an aggregate of RMB7.0 billion in cash into NIO China for its non-controlling interest. In June and July 2020, the Company received RMB5.0 billion. On September 16, 2020, pursuant to a share transfer agreement, the Company repurchased 8.612% equity interests owned by one of the Strategic Investors with the total consideration of RMB511,458, consisting of the actual capital investment plus accrued interest, and the Company assumed the remaining cash consideration obligation of RMB2.0 billion of the strategic investors. On February 2021, the Company, purchased from two of the Strategic Investors an aggregate of 3.305% equity interests in NIO China for a total consideration of RMB5.5 billion and subscribed for newly increased registered capital of NIO China at a subscription price of RMB10.0 billion. In September 2021, the Company repurchased 1.418% equity interests from the strategic investors for a total consideration of RMB2.5 billion and recorded an amount of RMB2,023,534 in accretion on redeemable non-controlling interests to redemption value. As of December 31, 2021, the Company held 92.114% controlling equity interests in NIO China.

Each of the Strategic Investors has the right to request the Company to redeem their equity interests in NIO China at an agreed price in case of NIO China’s failure to submit the application for a qualified initial public offering in 48 months commencing from June 29, 2020, failure to complete a qualified initial public offering in 60 months commencing from June 29, 2020, or other events as set forth in the share purchase agreement. The agreed price is calculated based on each non-controlling shareholder’s cash investment to NIO China plus an annual interest rate of 8.5% that is not solely within the control of the Company.

As the redemption is at the holders’ option and is upon the occurrence of the events that are not solely within the control of the Company, these Strategic Investors’ contributions in NIO China were classified as mezzanine equity and is subsequently accreted to the redemption price using the agreed interest rate as a reduction of additional paid in capital.

For the years ended December 31, 2019, 2020 and 2021, the Company recorded nil, RMB207,400 and RMB6,586,579 of accretion on redeemable non-controlling interests to redemption value. As of December 31, 2020 and 2021, the balance of redeemable non-controlling interests was RMB4,691,287 and RMB3,277,866, respectively.